Derivative Instruments - Fair Value Inputs - Quantiative Information (Details) - Liquefaction Supply Derivatives [Member]	6 Months Ended
Jun. 30, 2017 USD ($)
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Net Fair Value Liability	$ (383,000)
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Net Fair Value Liability	$ (383,000)
Valuation Techniques	Income Approach
Significant Unobservable Input	Basis Spread
Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Basis Spread	$ (0.098)
Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Inputs Basis Spread	$ 0.080